Equity-Based Compensation Plans (Expense Related to Equity-Based Compensation Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	$ 1,971	$ (4,577)	$ 8,580
Cost of goods and services sold | Onshore facilities and transportation
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	140	(1,137)	1,688
Cost of goods and services sold | Marine transportation
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	183	(483)	1,089
Cost of goods and services sold | Sodium minerals and sulfur services
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	112	(533)	547
Cost of goods and services sold | Offshore pipeline transportation services
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	297	(152)	681
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expense related to equity-based compensation plan	$ 1,239	$ (2,272)	$ 4,575